Finance costs and fair value change in derivative instruments	12 Months Ended
Mar. 31, 2022
Disclosure Of Detailed Information About Finance Cost And Fair Value Change in Derivative Instruments [Abstract]
Finance costs and fair value change in derivative instruments
37.
Finance costs and fair value change in derivative instruments

	For the year ended March 31,
	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(USD)
Interest expense#	32,913	34,988	35,667	470
Bank charges	411	428	625	8
Option premium amortisation	1,119	1,773	2,327	31
Loss on fair value changes on derivative instruments*	—	—	1,629	21
Unwinding of discount on provisions	524	745	778	10
Unamortised ancillary borrowing cost written off	520	347	686	9
Total	35,487	38,281	41,712	550

# Includes interest on loan from related parties, compulsorily convertible preference shares and lease liabilities of INR Nil (March 31, 2021: INR 19, March 31, 2020: INR 15), INR 925 (March 31, 2021: INR 3,361, March 31, 2020: INR 2,230) and INR 166 (March 31, 2021: INR 113, March 31, 2020: INR 105), respectively.

* Represents cumulative losses that were reported in equity transferred statement of profit or loss in respect of forecasted transaction that are no longer expected to occur.